Summary of Status of Company's Stock Option Plans and Changes (Detail) (Employee Stock Option, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balances at beginning of period, Number of Shares	2,305,000	0
Number of Shares Options Assumed in the Merger		200,000
Number of Shares Options Granted	1,573,000	2,105,000
Number of Shares Options Exercised	0	0
Number of Shares Options Cancelled	250,000	0
Number of Shares Options Expired	0
Balances at End of period, Number of shares	3,628,000	2,305,000
Number of Shares Options Vested and Exercisable	1,029,996
Weighted Average Exercise Price Outstanding Beginning of period	$ 3.96	$ 0
Weighted Average Exercise Price Options Assumed in the Merger		$ 3.05
Weighted Average Exercise Price Options Granted	$ 3.22	$ 4.05
Weighted Average Exercise Price Options Exercised	$ 0	$ 0
Weighted Average Exercise Price Options Cancelled	$ 3.98	$ 0
Weighted Average Exercise Price Options Expired	$ 0
Weighted Average Exercise Price Outstanding end of period	$ 3.64	$ 3.96
Weighted Average Exercise Price Options Vested and Exercisable	$ 3.81